INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories, net consisted of the following:

	As of December 31,
	2024	2025
Finished goods	$21,729	$56,479
Work in progress	127,614	98,113
Raw materials	245,315	136,906
Less: inventory write down	(103,629)	(40,613)
Total	$291,029	$250,885

The write-down made for inventories were US$153,938, US$103,629 and US$40,613 for the years ended December 31, 2023, 2024 and 2025, respectively.